Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Equity [Abstract]
Stockholders' Equity

Note 5. Stockholders’ Equity

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock. There are no shares of preferred stock currently outstanding, and the Company has no current plans to issue shares of preferred stock.

Common Stock

In March 2021, the Company's Board of Directors ("Board") approved the 2021 Inducement Equity Incentive Plan ("Inducement Plan"). The Inducement Plan authorized the issuance of up to 750,000 shares of common stock for awards of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, RSUs, performance units, performance shares, and other stock or cash awards. The only persons eligible to receive grants under the Inducement Plan are individuals who satisfy the standards for inducement grants under Nasdaq guidance. The Company also committed to reducing the aggregate number of shares of its common stock issuable pursuant to the Inducement Plan from 750,000 shares to 51,000 shares (which includes 50,000 shares of its common stock issuable pursuant to an outstanding option to purchase common stock with an exercise price of $2.75 per share, leaving only 1,000 shares available for future issuance under the Inducement Plan) and the share reserve was reduced accordingly effective October 12, 2022. As of December 31, 2023, there were 1,000 shares available for future grant under the Inducement Plan.

On October 12, 2022, the Company's stockholders and the Board approved the 2022 Equity Incentive Plan ("2022 Plan"), and it became effective on that date. The 2022 Plan replaced the Amended and Restated 2012 Equity Incentive Plan ("2012 Plan") on the effective date. Upon the effective date, the Company ceased granting awards under the 2012 Plan and any shares remaining available for future issuance under the 2012 Plan were cancelled and are no longer available for future issuance. The 2012 Plan continues to govern awards previously granted under it. At the time the Board approved the 2022 Plan, an aggregate of 1,363,000 shares of the Company’s common stock was initially reserved for issuance under the 2022 Plan. The Company committed to reducing the 2022 Plan share reserve by the number of shares that were granted under the 2012 Plan and the Inducement Plan between July 25, 2022 and October 12, 2022. From July 25, 2022 to October 12, 2022, the Company issued 126,262 shares of its common stock under the 2012 Plan. As a result, the number of shares initially reserved for future issuance under the 2022 Plan was 1,236,738 shares of common stock.

The Company previously had an effective shelf registration statement on Form S-3 (File No. 333-222929), declared effective by the SEC on February 22, 2018 (the “2018 Shelf”), which registered $100.0 million of common stock, preferred stock, warrants and units, or any combination of the foregoing, that expired on February 22, 2021. On January 19, 2021, the Company filed a shelf registration statement on Form S-3 (File No. 333-252224) to register $150.0 million of the Company’s common stock, preferred stock, debt securities, warrants and units, or any combination of the foregoing (the “2021 Shelf”). The 2021 Shelf was declared effective by the SEC on January 29, 2021 and replaced the 2018 Shelf at that time. On January 26, 2024, the Company filed a new shelf registration statement on Form S-3 (File No. 333-276722) to register $150.0 million of the Company’s common stock, preferred stock, debt securities, warrants and units, or any combination of the foregoing (the “2024 Shelf”). The 2024 Shelf has not yet been declared effective by the SEC.

On March 16, 2018, the Company entered into a Sales Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC and Jones Trading Institutional Services LLC (each an “Agent” and together, the “Agents”). On January 29, 2021, the Company filed a prospectus supplement to the 2021 Shelf (the “2021 ATM Prospectus Supplement”), pursuant to which the Company may offer and sell, from time to time, through the Agents, shares of its common stock in ATM sales transactions having an aggregate offering price of up to $50.0 million. Any shares offered and sold will be issued pursuant to the 2021 Shelf until it is replaced by the 2024 Shelf. During each of the three and nine months ended December 31, 2023, the Company issued 934,621 shares of common stock in ATM offerings under the 2021 ATM Prospectus Supplement. As of December 31, 2023, the Company had sold an aggregate of 2,515,483 shares of common stock in ATM offerings, with gross proceeds of approximately $22.9 million. As of December 31, 2023, there was approximately $100.0 million available for future offerings under the 2021 Shelf (excluding amounts available but not yet issued under the ATM Prospectus Supplement), and approximately $27.1 million available for future offerings through the Company’s ATM program under the 2021 ATM Prospectus Supplement. On January 26, 2024, the Company filed a prospectus to the 2024 Shelf (the “2024 ATM Prospectus”), pursuant to which the Company may offer and sell, from time to time, through the Agents, shares of its common stock in ATM sales transactions having an aggregate offering price of up to $2,605,728. Any shares offered and sold in these ATM sales transactions will be issued pursuant to the 2024 Shelf.

Restricted Stock Units

The following table summarizes the Company’s RSUs activity for the nine months ended December 31, 2023:

	Number of Shares	Weighted Average Price
Unvested at March 31, 2023	127,717	$2.22
Granted	117,642	$1.39
Vested	(121,467)	$1.81
Cancelled / forfeited	—	$—
Unvested at December 31, 2023	123,892	$1.84

Stock Options

During the three and nine months ended December 31, 2023, under the 2022 Plan, 40,000 and 171,257 stock options were granted at various exercise prices, respectively.

On August 28, 2023, the Company's Executive Chairman voluntarily forfeited 462,500 outstanding stock options, of which 312,918 were unvested and therefore cancelled, and 149,582 were vested and therefore expired. The forfeited stock option awards were not replaced by other awards or other compensation and there is no plan to replace the forfeited awards. Therefore, all previous unrecognized compensation expense associated with the forfeited awards, approximately $519,000, was recognized as a selling, general, and administrative expense on the date of forfeiture.

The following table summarizes the Company’s stock option activity from March 31, 2023 to December 31, 2023:

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at March 31, 2023	1,451,217	$6.49	$38,327
Options granted	171,257	$1.72	$—
Options cancelled / forfeited	(593,384)	$7.10	$—
Options expired	(333,631)	$7.42	$—
Outstanding at December 31, 2023	695,459	$4.35	$—
Vested and Exercisable at December 31, 2023	381,029	$5.83	$—

The weighted average remaining contractual term of stock options exercisable and outstanding at December 31, 2023 was approximately 7.36 years.

Employee Stock Purchase Plan

In June 2016, the Board adopted, and in August 2016, the Company’s stockholders subsequently approved, the 2016 ESPP. The Company reserved 75,000 shares of common stock for issuance thereunder. As of October 31, 2023, the 2016 ESPP was replaced by the 2023 ESPP (as defined below).

In July 2023, the Board adopted, and on October 31, 2023, the Company's stockholders subsequently approved, the 2023 Employee Stock Purchase Plan (the "2023 ESPP"). The 2023 ESPP became effective on October 31, 2023 and replaced the 2016 ESPP on that date. The Company reserved 45,000 shares of common stock for issuance thereunder. The 2023 ESPP permits employees to purchase common stock through payroll deductions, limited to 15 percent of each employee’s compensation up to $25,000 per employee per year or 500 shares per employee per six-month purchase period. Shares under the 2023 ESPP are purchased at 85 percent of the fair market value at the lower of (i) the closing price on the first trading day of the six-month purchase period or (ii) the closing price on the last trading day of the six-month purchase period. The initial offering under the 2023 ESPP will commence in March 2024.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consisted of the following at December 31, 2023:

Common stock issuable pursuant to options outstanding and reserved under the 2012 Plan	440,591
Common stock reserved under the 2012 Plan	—
Common stock issuable pursuant to options outstanding and reserved under the 2022 Plan	204,868
Common stock reserved under the 2022 Plan	1,643,798
Common stock reserved under the 2023 ESPP	45,000
Common stock reserved under the 2021 Inducement Equity Plan	1,000
Common stock issuable pursuant to restricted stock units outstanding under the 2012 Plan	6,250
Common stock issuable pursuant to restricted stock units outstanding under the 2022 Plan	117,642
Common stock issuable pursuant to options outstanding and reserved under the Inducement Plan	50,000
Total at December 31, 2023	2,509,149

Stock-based Compensation Expense and Valuation Information

Stock-based awards include stock options and RSUs under the 2022 Plan, 2012 Plan, Inducement Plan, and rights to purchase stock under the 2023 ESPP. The Company calculates the grant date fair value of all stock-based awards in determining the stock-based compensation expense.

Stock-based compensation expense for all stock-based awards consists of the following (in thousands):

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Research and development	$40	$117	$87	$363
General and administrative	117	427	1,220	1,514
Total	$157	$544	$1,307	$1,877

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2023 was approximately $0.6 million and the weighted average period over which these grants are expected to vest is 2.30 years.

The total unrecognized compensation cost related to unvested RSUs as of December 31, 2023 was $0.2 million, which will be recognized over a weighted average period of 0.97 years.

The Company uses either the Black-Scholes or Monte Carlo option-pricing models to calculate the fair value of stock options, depending on the complexity of the equity grants. Stock-based compensation expense is recognized over the vesting period using the straight-line method. The assumed dividend yield is based on the Company’s expectation of not paying dividends in the foreseeable future. The Company uses the Company-specific historical volatility rate as the indicator of expected volatility. The risk-free interest rate assumption is based on U.S. Treasury rates. The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options. The measurement and classification of share-based payments to non-employees is consistent with the measurement and classification of share-based payments to employees. The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Dividend yield	—	—	—	—
Volatility	100.31%	95.93%	98.93%	95.43%
Risk-free interest rate	4.66%	3.97%	4.12%	3.21%
Expected life of options	6.00 years	6.00 years	6.00 years	6.00 years
Weighted average grant date fair value	$1.16	$1.23	$1.38	$1.96

The fair value of each RSU is recognized as stock-based compensation expense over the vesting term of the award. The fair value is based on the closing stock price on the date of the grant.

The Company uses the Black-Scholes valuation model to calculate the fair value of shares issued pursuant to the 2016 ESPP and the 2023 ESPP. Stock-based compensation expense is recognized over the purchase period using the straight-line method. The fair value of ESPP shares was estimated at the purchase period commencement date using the following assumptions:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2023*	December 31, 2022*	December 31, 2023*	December 31, 2022
Dividend yield	—	—	—	—
Volatility	0.00%	0.00%	0.00%	86.58%
Risk-free interest rate	0.00%	0.00%	0.00%	3.34%
Expected term	—	—	—	6 months
Grant date fair value	$—	$—	$—	$0.82

*There were no participants in the 2016 ESPP or the 2023 ESPP for the purchase periods beginning September 1, 2022, March 1, 2023 or September 1, 2023.

The assumed dividend yield is based on the Company’s expectation of not paying dividends in the foreseeable future. The Company uses the Company-specific historical volatility rate as the indicator of expected volatility. The risk-free interest rate assumption is based on U.S. Treasury rates. The expected life is the 6-month purchase period.

Note 6. Stockholders’ Equity

Preferred stock

The Company is authorized to issue 25,000,000 shares of preferred stock. There are no shares of preferred stock currently outstanding, and the Company has no present plans to issue shares of preferred stock.

Common stock

In January 2012, the Board approved the 2012 Plan. The 2012 Plan authorized the issuance of up to 327,699 shares of common stock for awards of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, RSUs, performance units, performance shares, and other stock or cash awards. The Board and stockholders of the Company approved an amendment to the 2012 Plan in August 2013 to increase the number of shares of common stock that may be issued under the 2012 Plan by 250,000 shares. In August 2015, the Board and stockholders of the Company approved an amendment to the 2012 Plan to further increase the number of shares of common stock that may be issued under the 2012 Plan by 300,000 shares. In July 2018, the Board and stockholders of the Company approved an amendment to the 2012 Plan to further increase the number of shares of common stock that may be issued under the 2012 Plan by 550,000 shares. In October 2021, the Board and stockholders of the Company approved an amendment to the 2012 Plan to further increase the number of shares of common stock that may be issued under the 2012 Plan by 900,000, bringing the aggregate shares issuable under the 2012 Plan to 2,327,699. The 2012 Plan as amended and restated became effective on July 26, 2018 and terminates ten years after such date.

In March 2021, the Board approved the Inducement Plan. The Inducement Plan authorized the issuance of up to 750,000 shares of common stock for awards of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, RSUs, performance units, performance shares, and other stock or cash awards. In February 2022, 50,000 incentive stock options were issued under the Inducement Plan.

On October 12, 2022, the Company's stockholders and the Board approved the 2022 Plan, and it became effective on that date. The 2022 Plan replaced the 2012 Plan on the effective date. Upon the effective date, the Company ceased granting awards under the 2012 Plan and any shares remaining available for future issuance under the 2012 Plan were cancelled and are no longer available for future issuance. The 2012 Plan continues to govern awards previously granted under it. At the time the Board approved the 2022 Plan, an aggregate of 1,363,000 shares of the Company’s common stock was initially reserved for issuance under the 2022 Plan. The Company committed to reducing the new 2022 Plan share reserve by the number of shares that were granted under the 2012 Plan and the Inducement Plan between July 25, 2022 and October 12, 2022. From July 25, 2022 to October 12, 2022, the Company issued 126,262 shares of its common stock under the 2012 Plan. As a result, the number of shares reserved for future issuance under the 2022 Plan is 1,236,738 shares of common stock. The Company also committed to reducing the aggregate number of shares of its common stock issuable pursuant to the Inducement Plan from 750,000 shares to 51,000 shares (which includes 50,000 shares of its common stock issuable pursuant to an outstanding option to purchase common stock with an exercise price of $2.75 per share, leaving only 1,000 shares available for future issuance under the Inducement Plan) and the share reserve was reduced effective October 12, 2022.

The Company previously had an effective shelf registration statement on Form S-3 (File No. 333-222929) and the related prospectus previously declared effective by the SEC on February 22, 2018 (the “2018 Shelf”), which registered $100.0 million of common stock, preferred stock, warrants and units, or any combination of the foregoing, that was set to expire on February 22, 2021. On January 19, 2021, the Company filed a shelf registration statement on Form S-3 (File No. 333-252224) to register $150.0 million of the Company’s common stock, preferred stock, debt securities, warrants and units, or any combination of the foregoing (the “2021 Shelf”) and a related prospectus. The 2021 Shelf was declared effective by the SEC on January 29, 2021 and replaced the 2018 Shelf at that time.

On March 16, 2018, the Company entered into a Sales Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC and Jones Trading Institutional Services LLC (each an “Agent” and together, the “Agents”). On January 29, 2021, the Company filed a prospectus supplement to the 2021 Shelf (the “ATM Prospectus Supplement”), pursuant to which the Company may offer and sell, from time to time through the Agents, shares of its common stock in ATM sales transactions having an aggregate offering price of up to $50.0 million. Any shares offered and sold will be issued pursuant to the 2021 Shelf. During the year ended March 31, 2023, the Company issued zero shares of common stock in ATM offerings under the ATM Prospectus Supplement. As of March 31, 2023, the Company has sold an aggregate of 1,580,862 shares of common stock in ATM offerings under the ATM Prospectus Supplement, with gross proceeds of approximately $21.7 million. As of March 31, 2023, there was approximately $100.0 million available for future offerings under the 2021 Shelf (excluding amounts available but not yet issued under the ATM Prospectus Supplement), and approximately $28.3 million available for future offerings through the Company’s ATM program under the ATM Prospectus Supplement.

Restricted stock units

The following table summarizes the Company’s RSUs activity for the year ended March 31, 2023:

	Number of Shares	Weighted Average Price
Unvested at March 31, 2022	15,500	$10.58
Granted	117,642	$1.53
Vested	(5,425)	$11.02
Cancelled / forfeited	—	$—
Unvested at March 31, 2023	127,717	$2.22

Stock options

During the year ended March 31, 2023 under both the 2022 Plan and 2012 Plan, 255,474 stock options were granted at various exercise prices, respectively.

On March 8, 2021, the Company granted 120,000 and 25,000 stock options, respectively, to its Executive Chairman and its Chief Scientific Officer under the 2012 Plan. On October 7, 2021, the Company granted an additional 120,000 and 25,000 stock options, respectively, to the aforementioned officers. These stock options have unique vesting criteria based on market conditions, more specifically the Company’s stock price. As these market condition based stock options require significant estimates and assumptions to calculate their fair value, the Company engaged with valuation specialists to calculate the fair value and requisite service periods using Monte Carlo simulations. The stock options will be expensed over their determined requisite service periods. As of March 31, 2023, half of the aforementioned stock options were fully expensed over their requisite service periods. However, to date, none of the stock options have vested.

On October 7, 2021, the Company granted 60,000 and 15,000 stock options, respectively, to its Executive Chairman and its Chief Scientific Officer under the 2012 Plan. These stock options have unique vesting criteria based on specific Company performance conditions. The vesting criteria for half of these options was relating to the Company recognizing $1.5 million of revenue per year based on three quarters of results, which was achieved on February 22, 2022 (refer to “Note 4. Collaborative Research, Development, and License Agreements” for more information). The remaining unvested options have vesting criteria relating to the Company closing a seven-figure cash up front deal with a major pharmaceutical company. As of March 31, 2023, management estimated there was a 0% probability of achievement, and therefore no expense has been recorded to date.

The following table summarizes stock option activity for the year ended March 31, 2023:

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at March 31, 2022	1,203,671	$7.36	$71,650
Options granted	255,474	$2.34	$—
Options canceled	(7,928)	$5.66	$—
Options exercised	—	$—	$—
Outstanding at March 31, 2023	1,451,217	$6.49	$38,327
Vested and Exercisable at March 31, 2023	559,685	$7.07	$472

The weighted-average remaining contractual term of stock options exercisable and outstanding at March 31, 2023 was approximately 8.00 years.

During the years ended March 31, 2023 and 2022, the Company issued zero shares of common stock upon exercise of stock options.

Employee Stock Purchase Plan

In June 2016, the Board, and in August 2016, its stockholders subsequently approved, the ESPP. The Company reserved 75,000 shares of common stock for issuance thereunder. The ESPP permits employees after five months of service to purchase common stock through payroll deductions, limited to 15 percent of each employee’s compensation up to $25,000 per employee per year. Shares under the ESPP are purchased at 85 percent of the fair market value at the lower of (i) the closing price on the first trading day of the six-month purchase period or (ii) the closing price on the last trading day of the six-month purchase period. The initial offering period commenced in September 2016. During the year ended March 31, 2023, 1,009 shares were issued under the ESPP. At March 31, 2023, there were 58,426 shares remaining available for the purchase under the ESPP.

Common stock reserved for future issuance

Common stock reserved for future issuance consisted of the following at March 31, 2023:

Common stock issuable pursuant to options outstanding and reserved under the 2012 Plan	1,345,664
Common stock reserved under the 2012 Plan	—
Common stock issuable pursuant to options outstanding and reserved under the 2022 Plan	55,553
Common stock reserved under the 2022 Plan	1,071,471
Common stock reserved under the ESPP	58,426
Common stock reserved under the 2021 Inducement Equity Plan	1,000
Common stock issuable pursuant to restricted stock units outstanding under the 2012 Plan	10,075
Common stock issuable pursuant to restricted stock units outstanding under the 2022 Plan	117,642
Common stock issuable pursuant to options outstanding and reserved under the Inducement Plan	50,000
Total at March 31, 2023	2,709,831

Stock-based compensation expense and valuation information

Stock-based awards include stock options and RSUs under the Company's 2022 Equity Incentive Plan ("2022 Plan"), Amended and Restated 2012 Equity Incentive Plan (“2012 Plan”), inducement awards, performance-based RSUs under an Incentive Award Performance-Based Restricted Stock Unit Agreement, the 2021 Inducement Equity Incentive Plan (“Inducement Plan”), and rights to purchase stock under the ESPP. The Company calculates the grant date fair value of all stock-based awards in determining the stock-based compensation expense.

Stock-based compensation expense for all stock-based awards consists of the following (in thousands):

	Year Ended March 31, 2023	Year Ended March 31, 2022
Research and development	$473	$419
General and administrative	1,904	1,837
Total	$2,377	$2,256

The total unrecognized compensation cost related to unvested stock option grants as of March 31, 2023 was approximately $2,492,000 and the weighted average period over which these grants are expected to vest is 2.05 years.

The total unrecognized stock-based compensation cost related to unvested RSUs (not including performance-based RSUs) as of March 31, 2023 was approximately $210,000, which will be recognized over a weighted average period of 1.24 years.

As of March 31, 2023, there are no participants enrolled into the ESPP for the current purchase period, beginning March 1, 2023.

The Company uses either the Black-Scholes or Monte Carlo option-pricing models to calculate the fair value of stock options, depending on the complexity of the equity grants. Stock-based compensation expense is recognized over the vesting period using the straight-line method. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. The Company uses its Company-specific historical volatility rate. The risk-free interest rate assumption was based on U.S. Treasury rates. The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options. The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	Year Ended March 31, 2023	Year Ended March 31, 2022
Dividend yield	—	—
Volatility	95.53%	95.65%
Risk-free interest rate	3.32%	1.30%
Expected life of options	6.00 years	5.75 years
Weighted average grant date fair value	$1.83	$4.73

The fair value of each RSU is recognized as stock-based compensation expense over the vesting term of the award. The fair value is based on the closing stock price on the date of the grant.

The Company uses the Black-Scholes valuation model to calculate the fair value of shares issued pursuant to the ESPP. Stock-based compensation expense is recognized over the purchase period using the straight-line method. The fair value of ESPP shares was estimated at the purchase period commencement date using the following assumptions:

	Year Ended March 31, 2023	Year Ended March 31, 2022*
Dividend yield	—	—
Volatility	86.58%	0.00%
Risk-free interest rate	3.34%	0.00%
Expected term	6 months	—
Grant date fair value	$0.82	$—

*There were no participants in the ESPP for the purchase periods March 1, 2021 – August 31, 2022 nor any participants in the ESPP for the current purchase period (beginning March 1, 2023).

The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. The Company uses the Company-specific historical volatility rate as the indicator of expected volatility. The risk-free interest rate assumption was based on U.S. Treasury rates. The expected life is the 6-month purchase period.